Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets [Line Items]
Total financial assets at amortized cost - current		£ 16,328
Financial assets at amortized cost	£ 284	284
Total financial assets at amortized cost	£ 284	16,612
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Total financial assets at amortized cost - current		£ 16,328